OTHER BALANCE SHEETS SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other account payable and accrued expenses:
Employees and payroll accruals	$ 3,386	$ 2,657
Accrued expenses	838	1,081
Authorities	1,722	952
Advances from customers	1,861	1,295
Deferred income	441	240
Warranty provision	338	324
Contingent consideration		500
Accrued royalties	1,176	752
Hedge instruments	74	14
Total other account payable and accrued expenses	$ 9,836	$ 7,815